Trade receivables - Movement in provision for trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ (55)	$ (68)	$ (48)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(40)	(20)	(48)
Utilization of provisions for doubtful trade receivables	7	8	15
Reversal of provisions for doubtful trade receivables	28	23	14
Currency translation effects	3	2	(1)
Ending balance	$ (57)	$ (55)	$ (68)